Condensed Interim Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
OPERATING ACTIVITIES
Loss for the period	$ (1,125)	$ (1,198)
Items not affecting cash:
Amortization	8	2
Share-based payments	837	884
Equity loss on investment	17
Changes in working capital	117	(293)
Net cash used in operating activities	(146)	(605)
INVESTING ACTIVITIES
Expenditures on exploration and evaluation assets	(59)	(296)
Investment	(51)
Net cash provided by (used in) investing activities	(110)	(296)
FINANCING ACTIVITIES
Proceeds from exercise of warrants	665
Share issuance costs	(1)
Net cash provided by financing activities	664
Change in cash for the period	408	(901)
Cash, beginning of the period	308	1,098
Cash, end of the period	$ 716	$ 197